RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
24.	RELATED PARTY TRANSACTIONS

During the years ended December 31, 2014, 2013 and 2012, the Group entered into the following significant related party transactions:

		Year Ended December 31,
Related companies	Nature of transactions	2014	2013	2012

Transactions with affiliated companies
Crown’s subsidiary	Consultancy fee expense	$387	$370	$428
	Purchase of property and equipment	830	371	351
	Software license fee expense	312	312	312

Lisboa Holdings Limited(1)	Office rental expense	1,810	895	1,157

Melco’s subsidiaries and its associated companies	Consultancy fee expense	546	643	483
	Office rental expense	—	308	586
	Purchase of property and equipment	2,852	597	1,479
	Service fee expense(2)	775	802	646
	Other service fee income	632	510	345
	Rooms and food and beverage income	115	49	161

		Year Ended December 31,
Related companies	Nature of transactions	2014	2013	2012

Transactions with affiliated companies - continued
Shun Tak Holdings Limited and its subsidiaries (collectively referred to as the “Shun Tak Group”)(1)	Office rental expense	$199	$171	$136
	Traveling expense(3)	3,641	2,962	2,976
Sky Shuttle Helicopters Limited (“Sky Shuttle”)(1)	Traveling expense	1,399	1,809	1,711

Sociedade de Jogos de Macau S.A. (“SJM”)(1)	Traveling expense(3)	515	570	327

Sociedade de Turismo e Diversões de Macau, S.A. and its subsidiaries (collectively referred to as the “STDM Group”)(1)	Office rental expense	1,457	1,405	1,404
	Service fee expense	203	222	216
	Traveling expense(3)	14	113	33
Transactions with shareholders
Crown	Consultancy fee capitalized in deferred financing costs	—	—	222
Melco	Development costs	—	—	3,000

Notes

(1)	Companies in which a relative/relatives of Mr. Lawrence Yau Lung Ho, the Company’s Chief Executive Officer, has/have beneficial interests.
(2)	The amounts mainly represent the Company’s reimbursement to Melco’s subsidiary for service fees incurred on its behalf for rental, office administration, travel and security coverage for the operation of the office of the Company’s Chief Executive Officer.
(3)	Traveling expenses including ferry and hotel accommodation services within Hong Kong and Macau.

Other Related Party Transaction

On December 18, 2014, MCE (IP) Holdings Limited (“MCE IP”), an indirect subsidiary of the Company, and Crown Films LLC (“CFL”), a subsidiary of Crown, entered into an assignment agreement, under which CFL agreed to assign exclusively to MCE IP a 50% share of a short film and all related elements at a consideration of $15,619, representing 50% of the total production cost incurred by CFL as at the date of the assignment agreement. The short film would be produced for the purpose of promoting the Company’s properties in Asia and Crown’s properties in Australia.

(a)	Amounts Due From Affiliated Companies

The outstanding balances arising from operating income or prepayment of operating expenses as of December 31, 2014 and 2013 are as follows:

	December 31,
	2014	2013
Melco’s subsidiary and its associated company	$1,077	$20
Shun Tak Group	2	3

	$1,079	$23

The maximum amounts outstanding due from Melco’s subsidiary during the years ended December 31, 2014 and 2013 were $1,077 and $1,312, respectively. The maximum amounts outstanding due from Melco’s associated company during the years ended December 31, 2014 and 2013 were $20 and $65, respectively.

The maximum amounts outstanding due from Shun Tak Group during the years ended December 31, 2014 and 2013 were $3 and $15, respectively.

The outstanding balances due from affiliated companies as of December 31, 2014 and 2013 as mentioned above are unsecured, non-interest bearing and repayable on demand.

(b)	Amounts Due To Affiliated Companies

The outstanding balances arising from operating expenses and expenses paid by affiliated companies on behalf of the Group as of December 31, 2014 and 2013 are as follows:

	December 31,
	2014	2013
Crown’s subsidiary	$930	$474
Melco’s subsidiary and its associated company	1,933	1,403
Shun Tak Group	343	259
SJM	215	445
Sky Shuttle	130	151
STDM Group	75	168

	$3,626	$2,900

The outstanding balances due to affiliated companies as of December 31, 2014 and 2013 as mentioned above are unsecured, non-interest bearing and repayable on demand.

(c)	Amount Due To A Shareholder

The amount of $79 due to Melco as of December 31, 2013, mainly arising from expenses paid by Melco on behalf of the Group. The balance was unsecured, non-interest bearing and repayable on demand.